UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21465

ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)

T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-711-4CRA

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / March 31, 2005 (unaudited)

		U.S. $
Shares		Value

	Common Stock - 130.2%
	Real Estate Investment Trusts (“REIT”) - 130.2%
	Australia - 16.8%
	Building — Construction - 0.9%
4,203,297	Multiplex Group	$14,046,312

	Diversified - 4.9%
26,610,000	DB RREEF Trust	26,553,579
31,035,794	Investa Property Group	49,936,106

		76,489,685

	Shopping Centers - 7.6%
9,984,178	Macquarie CountryWide Trust	14,133,570
8,484,633	Westfield Group	106,259,652

		120,393,222

	Warehouse & Industrial - 3.4%
10,259,530	Macquarie Goodman Industrial Trust	30,157,792
28,584,000	Macquarie ProLogis Trust	23,880,050

		54,037,842

		264,967,061

	Canada - 13.3%
	Diversified - 4.6%
1,761,900	Boardwalk Real Estate Investment Trust	26,941,480
609,900	Dundee Real Estate Investment Trust	12,885,105
2,166,800	Summit Real Estate Investment Trust	33,097,048

		72,923,633

	Health Care - 1.4%
2,111,800	Retirement Residences Real Estate Investment Trust	16,669,579
506,000	Sunrise Senior Living Real Estate Investment Trust	4,475,100

		21,144,679

	Hotels - 1.3%
2,239,900	InnVest Real Estate Investment Trust	21,013,237

	Office Property - 2.8%
3,403,700	O&Y Real Estate Investment Trust	44,141,053

	Shopping Centers - 2.4%
205,100	Calloway Real Estate Investment Trust	2,992,119
2,276,600	RioCan Real Estate Investment Trust	34,153,234

		37,145,353

	Warehouse & Industrial - 0.8%
884,800	H&R Real Estate Investment Trust	13,310,212

		209,678,167

	France - 4.8% Diversified - 3.7%
489,478	Unibail	58,175,919

	Management Services - 1.1%
165,800	Societe de la Tour Eiffel (a)	16,904,559

		75,080,478

See previously submitted notes to financial statements for the period ended December 31, 2004.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments (continued)

		U.S. $
Shares		Value

	Hong Kong - 2.1%
	Diversified - 2.1%
8,133,000	Hang Lung Properties Ltd.	$11,783,405
2,400,000	Sun Hung Kai Properties Ltd.	21,771,045

		33,554,450

	Japan - 2.0%
	Diversified - 0.8%
1,025,000	Mitsubishi Estate Co., Ltd.	11,940,445

	Shopping Centers - 1.2%
2,388	Japan Retail Fund Investment Corp.	19,021,840

		30,962,285

	Netherlands - 12.8%
	Diversified - 11.0%
116,780	Corio NV	6,545,974
357,401	Eurocommercial Properties NV	12,039,741
1,083,730	Nieuwe Steen Investments NV	25,774,993
436,686	Rodamco Europe NV	32,746,995
935,400	Wereldhave NV	96,039,707

		173,147,410

	Shopping Centers - 1.8%
417,161	VastNed Retail NV	29,493,680

		202,641,090

	United Kingdom - 8.1%
	Diversified - 7.1%
1,167,200	British Land Co. Plc	17,732,535
1,209,242	Hammerson Plc	18,999,623
1,604,300	Land Securities Group Plc	39,197,070
3,923,700	Slough Estates Plc	36,144,308

		112,073,536

	Shopping Centers - 1.0%
853,400	Liberty International Plc	15,537,239

		127,610,775

	United States - 70.3%
	Apartments - 12.1%
1,119,600	Amli Residential Properties Trust	30,665,844
489,000	Apartment Investment & Management Co. — Class A	18,190,800
1,162,000	Archstone-Smith Trust	39,635,820
576,700	Camden Property Trust	27,122,201
1,069,850	Gables Residential Trust	35,626,005
264,600	Home Properties, Inc.	10,266,480
637,700	Mid-America Apartment Communities, Inc.	23,276,050
279,000	United Dominion Realty Trust, Inc.	5,822,730

		190,605,930

	Diversified - 10.3%
898,200	American Campus Communities, Inc. (a)	18,862,200
322,500	BNP Residential Properties, Inc.	5,160,000
402,900	Colonial Properties Trust	15,475,389
717,600	iStar Financial, Inc.	29,550,768
1,286,300	Liberty Property Trust	50,230,015
820,300	Newcastle Investment Corp.	24,280,880
1,273,500	Trustreet Properties, Inc.	19,599,165

		163,158,417

See previously submitted notes to financial statements for the period ended December 31, 2004.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments (continued)

		U.S. $
Shares		Value

	Health Care - 6.9%
1,258,500	Health Care REIT, Inc.	$40,272,000
2,490,700	Nationwide Health Properties, Inc.	50,337,047
1,710,100	OMEGA Healthcare Investors, Inc.	18,776,898

		109,385,945

	Hotels - 1.8%
371,000	Hersha Hospitality Trust	3,698,870
558,000	Hospitality Properties Trust	22,532,040
190,500	Strategic Hotel Capital, Inc.	2,800,350

		29,031,260

	Mortgage - 0.5%
375,000	Gramercy Capital Corp.	7,312,500

	Office Property - 17.9%
1,210,400	Arden Realty, Inc.	40,972,040
260,000	Boston Properties, Inc.	15,659,800
627,600	Brandywine Realty Trust	17,823,840
1,365,600	Equity Office Properties Trust	41,145,528
751,500	Glenborough Realty Trust, Inc.	14,368,680
941,484	HRPT Properties Trust	11,213,074
2,166,300	Maguire Properties, Inc.	51,731,244
1,657,000	Prentiss Properties Trust	56,603,120
532,500	Reckson Associates Realty Corp.	16,347,750
193,000	SL Green Realty Corp.	10,850,460
265,000	Trizec Properties, Inc.	5,035,000

		281,750,536

	Regional Malls - 6.3%
678,600	Glimcher Realty Trust	16,082,820
994,000	Pennsylvania Real Estate Investment Trust	40,078,080
547,800	The Macerich Co.	29,186,784
268,600	The Mills Corp.	14,208,940

		99,556,624

	Shopping Centers - 10.5%
1,136,800	Cedar Shopping Centers, Inc.	16,188,032
570,700	Commercial Net Lease Realty	10,529,415
225,000	Developers Diversified Realty Corp.	8,943,750
2,603,530	Heritage Property Investment Trust	77,272,770
1,344,400	New Plan Excel Realty Trust	33,757,884
147,000	Pan Pacific Retail Properties, Inc.	8,342,250
225,000	Regency Centers Corp.	10,716,750

		165,750,851

	Storage - 0.4%
171,100	Sovran Self Storage, Inc.	6,780,693

	Warehouse & Industrial - 3.6%
1,211,100	First Industrial Realty Trust, Inc.	45,815,913
275,000	ProLogis	10,202,500

		56,018,413

		1,109,351,169

	Total Common Stock
	(cost $1,934,776,101)	2,053,845,475

See previously submitted notes to financial statements for the period ended December 31, 2004.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments (continued)

		U.S. $
Shares		Value

	Preferred Stock - 14.7%
	Real Estate Investment Trusts (“REIT”) - 14.7%
	United States - 14.7%
	Apartments - 2.0%
80,500	Apartment Investment & Management Co., Series U	$1,973,860
400,000	Apartment Investment & Management Co., Series V	9,980,000
400,000	Apartment Investment & Management Co., Series Y	9,900,000
174,000	Associated Estates Realty Corp.	4,454,400
200,000	Mid-America Apartment Communities, Inc., Series H	5,140,000

		31,448,260

	Diversified - 2.0%
170,000	Bedford Property Investors, Inc.	4,233,000
36,000	Bedford Property Investors, Inc. (b)	1,768,500
1,015,000	iStar Financial, Inc., Series I	25,222,750

		31,224,250

	Finance - 0.6%
240,000	RAIT Investment Trust, Series A	6,000,000
160,000	RAIT Investment Trust, Series B	4,024,000

		10,024,000

	Health Care -2.7%
520,000	Health Care REIT, Inc., Series F	13,000,000
1,000,000	LTC Properties, Inc., Series F	25,730,000
120,000	OMEGA Healthcare Investors, Inc., Series D	3,120,000

		41,850,000

	Hotels - 3.5%
20,000	FelCor Lodging Trust, Inc. (a)	470,000
905,600	Host Marriott Corp, Series E	24,405,920
222,600	Innkeepers USA Trust, Series C	5,587,260
275,000	Strategic Hotel Capital, Inc. (a)(b)	6,806,250
268,000	Sunstone Hotel Investors, Inc., Series A (a)	6,792,138
464,400	Winston Hotels, Inc., Series B	11,563,560

		55,625,128

	Manufactured Homes - 0.2%
140,000	Affordable Residential Communities, Series A	3,514,000

	Office Property - 1.8%
450,000	Alexandria Real Estate Corp., Series C	11,810,250
291,800	Maguire Properties, Inc., Series A	7,251,230
192,500	SL Green Realty Corp., Series C	4,879,875
200,000	SL Green Realty Corp., Series D	5,034,000

		28,975,355

	Regional Malls - 1.5%
430,700	Glimcher Realty Trust, Series G	10,810,570
342,600	Taubman Centers, Inc., Series G	8,873,340
155,100	The Mills Corp, Series E	4,051,212

		23,735,122

	Shopping Centers - 0.4%
207,700	Cedar Shopping Centers, Inc.	5,452,125

	Total Preferred Stock
	(cost $229,870,655)	231,848,240

See previously submitted notes to financial statements for the period ended December 31, 2004.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments (continued)

		U.S. $
Shares		Value

	Convertible Preferred Stock - 1.9%
	Real Estate Investment Trusts (“REIT”) - 1.9%
	United States - 1.9%
	Hotels - 1.5%
974,000	FelCor Lodging Trust, Inc., Series A	$24,096,760

	Shopping Centers - 0.4%
200,000	Ramco-Gershenson Properties Trust, Series C	6,250,000

	Total Convertible Preferred Stock
	(cost $28,705,610)	30,346,760

	Investment Companies — 0.6%
	United Kingdom - 0.6%
4,620,000	Insight Foundation Property Trust Ltd. (cost $9,536,452)	10,083,086

	Total Investments - 147.4%
	(cost $2,202,888,818)	2,326,123,561
	Liabilities in Excess of Other Assets — (2.4%)	(38,511,628)
	Preferred shares, at redemption value — (45.0%)	(710,000,000)

	Net Assets Applicable to Common Shares - 100% (c)	$1,577,611,933

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the securities amounted to $8,574,750 or 0.5% of net assets.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

See previously submitted notes to financial statements for the period ended December 31, 2004.

Interest Rates Swaps

		Notional
		Amount	Fixed	Floating	Unrealized
Counterparty	Termination Date	(000)	Rate	Rate	Appreciation

Citigroup	7/1/2007	$200,000	3.68%	1 Month LIBOR	$1,983,188
Royal Bank of Canada	7/1/2009	200,000	4.32%	1 Month LIBOR	359,113

					$2,342,301

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 12, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 12, 2005

By:	/s/ Peter H. Zappulla

Peter H. Zappulla
Treasurer and Chief Financial Officer

Date:	May 12, 2005